May 5, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guggenheim Variable Funds Trust (the “Registrant”)

File Nos. 002-59353 and 811-02753

Post-Effective Amendment No. 106 to the Registration Statement

on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies, on behalf of the Registrant, that (1) the form of the Registrant’s Prospectus and the Statement of Additional Information for each of its series that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission (accepted on the EDGAR system on April 29, 2022).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

By:	/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust